DEBT AND OTHER CREDIT ARRANGEMENTS (Narrative) (Details) (USD $)	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2013 Credit Facility Agreement 2011 [Member]	Aug. 31, 2013 Senior Notes Due 2022 [Member]	Jul. 31, 2012 Senior Notes Due 2022 [Member]	Aug. 31, 2013 Senior Notes Due 2042 [Member]	Jul. 31, 2012 Senior Notes Due 2042 [Member]	Mar. 31, 2009 March 2009 Interest Rate Swap [Member]	Aug. 31, 2010 August 2010 Interest Rate Swap [Member]
Schedule of Debt [Line Items]
Face Amount					$ 2,000,000,000		$ 250,000,000		$ 250,000,000
Short-term Debt, Fair Value	51,000,000	[1]	36,000,000	[1]
Weighted average interest rate	7.00%		7.00%
Long-term Debt, Fair Value	2,231,000,000	[1]	2,411,000,000	[1]
Notional Amount										$ 250,000,000	$ 225,000,000
Interest Rate						2.20%	2.20%	3.60%	3.60%

[1]	Short-term and long-term debt instruments are not recorded at fair value on a recurring basis; however, they are measured at fair value for disclosure purposes, as required by the Fair Value Measurements and Disclosures topic of the ASC.